Note 14 - Financial assets at amortised cost- Loans Interest Rate Sensitibility and advances to customers (Details)	Dec. 31, 2019 EUR (€)
Fixed Interest Rate
Disclosure Of Loans Interest Rate Sensitivity And Advances To Customers LineItems
National Security	€ 55,920,000,000
Foreign Security	68,915,000,000
Total Financial Assets	124,835,000,000
Variable Interest Rate [Member]
Disclosure Of Loans Interest Rate Sensitivity And Advances To Customers LineItems
National Security	79,329,000,000
Foreign Security	97,765,000,000
Total Financial Assets	177,095,000,000
Total Member
Disclosure Of Loans Interest Rate Sensitivity And Advances To Customers LineItems
National Security	135,249,027,000
Foreign Security	166,680,285,000
Total Financial Assets	€ 301,929,312,000